As filed with the Securities and Exchange Commission on June 17, 2008
Securities Act registration no. 33-19228
Investment Company Act file no. 811-5443

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 63	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 AMENDMENT NO. 66	☑

CALAMOS INVESTMENT TRUST
(Registrant)
2020 Calamos Court
Naperville, Illinois 60563
Telephone number: (630) 245-7200

John P. Calamos, Sr.	Cameron S. Avery
Calamos Advisors LLC	Bell, Boyd & Lloyd LLP
2020 Calamos Court	70 West Madison Street, Suite 3100
Naperville, Illinois 60563	Chicago, Illinois 60602-4207
(Agents for service)
Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.
It is proposed that this filing will become effective:
☑      immediately upon filing pursuant to paragraph (b) of rule 485
☐      on                      pursuant to paragraph (b) of rule 485
☐      60 days after filing pursuant to paragraph (a)(1) of rule 485
☐      on                      pursuant to paragraph (a)(1) of rule 485
☐      75 days after filing pursuant to paragraph (a)(2) of rule 485
☐      on                      pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note
Designation of New Effective Date for Previously Filed Amendment
Post-Effective Amendment No. 59 to the Registration Statement (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “Securities Act”) on March 19, 2008 to register two new series of Calamos Investment Trust, Calamos 130/30 Equity Fund and Calamos Emerging Economies Growth Fund, and pursuant to Rule 485(a)(2) under the Securities Act would become effective on June 2, 2008. On May 29, 2008, Post-Effective Amendment No. 61 was filed pursuant to Rule 485(b)(1)(iii) under the Securities Act to extend the Amendment’s effective date to June 16, 2008. On June 13, 2008, Post-Effective Amendment No. 62 was filed pursuant to Rule 485(b)(1)(iii) under the Securities Act to extend the Amendment’s effective date to June 18, 2008. This Post-Effective Amendment No. 63 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act for the sole purpose of designating June 20, 2008 as the new date upon which the Amendment shall become effective.
This Post-Effective Amendment No. 63 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 59 and Part C of Post-Effective Amendment No. 60.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Naperville, and State of Illinois on the 17th day of June, 2008.

CALAMOS INVESTMENT TRUST
By	/s/ John P. Calamos
John P. Calamos
President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title		Date

/s/ John P. Calamos John P. Calamos	Trustee and President (principal executive officer)	) ) )

/s/ Joe F. Hanauer* Joe F. Hanauer	Trustee	) ) ) )

/s/ Weston W. Marsh* Weston W. Marsh	Trustee	) ) ) )	June 17, 2008

/s/ John E. Neal* John E. Neal	Trustee	) ) ) )

/s/ William R. Rybak* William R. Rybak	Trustee	) ) ) )

/s/ Stephen B. Timbers* Stephen B. Timbers	Trustee	) ) ) )

/s/ David D. Tripple* David D. Tripple	Trustee	) ) ) )

/s/ Nimish S. Bhatt Nimish S. Bhatt	Vice President (chief financial officer)	) ) ) )

*	Stathy Darcy signs this document pursuant to powers of attorney filed herewith.

By	/s/ Stathy Darcy
Stathy Darcy
Secretary

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